Changes in Number of Shares and Aggregate Amount of Preferred Stock (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified				12 Months Ended											12 Months Ended			12 Months Ended											12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2014 Preferred stock	Mar. 31, 2012 Preferred stock	Mar. 31, 2011 Preferred stock	Mar. 31, 2014 Preferred stock Eleventh series class XI preferred stock		Mar. 31, 2013 Preferred stock Eleventh series class XI preferred stock		Mar. 31, 2012 Preferred stock Eleventh series class XI preferred stock		Mar. 31, 2011 Preferred stock Eleventh series class XI preferred stock		Mar. 31, 2014 Preferred stock Thirteenth series class XIII preferred stock	Mar. 31, 2012 Preferred stock Thirteenth series class XIII preferred stock	Mar. 31, 2011 Preferred stock Thirteenth series class XIII preferred stock	Mar. 31, 2014 Preferred stock Stock Issued	Mar. 31, 2012 Preferred stock Stock Issued	Mar. 31, 2011 Preferred stock Stock Issued	Mar. 31, 2014 Preferred stock Stock Issued Eleventh series class XI preferred stock		Mar. 31, 2013 Preferred stock Stock Issued Eleventh series class XI preferred stock		Mar. 31, 2012 Preferred stock Stock Issued Eleventh series class XI preferred stock		Mar. 31, 2011 Preferred stock Stock Issued Eleventh series class XI preferred stock		Mar. 31, 2014 Preferred stock Stock Issued Thirteenth series class XIII preferred stock	Mar. 31, 2012 Preferred stock Stock Issued Thirteenth series class XIII preferred stock	Mar. 31, 2011 Preferred stock Stock Issued Thirteenth series class XIII preferred stock
Class of Stock [Line Items]
Issued at beginning of year				951,442,000	951,442,000	951,442,000	914,752,000	[1]	914,752,000	[1]	914,752,000	[1]	914,752,000	[1]	36,690,000	36,690,000	36,690,000
Net change				(36,690,000)											(36,690,000)
Issued at end of year				914,752,000	951,442,000	951,442,000	914,752,000	[1]	914,752,000	[1]	914,752,000	[1]	914,752,000	[1]		36,690,000	36,690,000
Balance at beginning of fiscal year	¥ 6,621,371	¥ 5,857,095	¥ 4,647,024	¥ 377,354	¥ 410,368	¥ 453,576												¥ 951,442	¥ 951,442	¥ 951,442	¥ 914,752	[1]	¥ 914,752	[1]	¥ 914,752	[1]	¥ 914,752	[1]	¥ 36,690	¥ 36,690	¥ 36,690
Net change																		(36,690)											(36,690)
Balance at end of fiscal year	¥ 6,621,371	¥ 5,857,095	¥ 4,647,024	¥ 312,651	¥ 410,368	¥ 453,576												¥ 914,752	¥ 951,442	¥ 951,442	¥ 914,752	[1]	¥ 914,752	[1]	¥ 914,752	[1]	¥ 914,752	[1]		¥ 36,690	¥ 36,690

[1]	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted to common stock but not yet cancelled.